Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714